UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      7/7/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $47,872,586.95
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- ------------- ----------------- ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP       VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ------------- -------- --- ---- ---------- -------- ---- ------ ----
ACME PACKET INC                 Com            004764106      7,526.40      280          SOLE                Sole      0    0
AMERISOURCEBERGEN CORP          Com            03073e105      6,350.00      200          SOLE                Sole      0    0
APPLE COMPUTER                  Com            037833100  2,565,606.00    10200          SOLE                Sole      0    0
ARUBA NETWORKS                  Com            043176106      9,683.20      680          SOLE                Sole      0    0
AUTOZONE INC COM                Com            053332102      7,728.80       40          SOLE                Sole      0    0
AVAGO TECHNOLOGIES LTD          Com            y0486s104      7,581.60      360          SOLE                Sole      0    0
BAIDU.COM INC                   Com            056752108      2,382.80       35          SOLE                Sole      0    0
CHIPOTLE MEXICAN GRILL INC      Com            169656105  1,329,793.20     9720          SOLE                Sole      0    0
CIMAREX ENERGY CO COM           Com            171798101  3,936,900.00    55000          SOLE                Sole      0    0
CONCHO RESOURCES INC            Com            20605p101  1,316,854.00    23800          SOLE                Sole      0    0
DECKERS OUTDOOR CORP            Com            243537107  2,360,212.40    16520          SOLE                Sole      0    0
DOLLAR TREE INC                 Com            256746108      4,995.60      120          SOLE                Sole      0    0
F5 NETWORKS                     Com            315616102      7,542.70      110          SOLE                Sole      0    0
IMPAX LABORATORIES INC          Com            45256b101  1,250,336.00    65600          SOLE                Sole      0    0
MERCADOLIBRE INC                Com            58733r102      4,204.00       80          SOLE                Sole      0    0
NETFLIX COM INC COM             Com            64110L106  6,402,744.50    58930          SOLE                Sole      0    0
NEWMONT MINING CORP COM         Com            651639106  4,216,842.00    68300          SOLE                Sole      0    0
PERRIGO CO                      Com            714290103      4,725.60       80          SOLE                Sole      0    0
PROSHARES ULTRASHORT SP500      Com            74347r883 18,583,315.80   492900          SOLE                Sole      0    0
ROYAL GOLD INC                  Com            780287108      1,920.00       40          SOLE                Sole      0    0
SANDISK CORP COM                Com            80004C101  4,013,478.00    95400          SOLE                Sole      0    0
ULTA SALON COSMETICS & FRAG INC Com            90384s303      2,128.95       90          SOLE                Sole      0    0
VALEANT PHARMACEUTICALS INTL    Com            91911x104      8,366.40      160          SOLE                Sole      0    0
VMWARE INC                      Com            928563402  1,821,369.00    29100          SOLE                Sole      0    0